Inventories - Additional Information (Details) - Cost of sales [member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statements [Line Items]
Cost of inventories recognised as expense during period	€ 21,243	€ 9,368	€ 3,177
Inventory write-down	€ 651	€ 870	€ 1,311